UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number  811-22926
Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)
207 Reber Street, Suite 201
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
  (Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL  60603

Registrant's telephone number, including area code:  (630) 355-4676

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

CAPX

Elkhorn S&P 500 Capital Expenditures Portfolio

Annual Report

ELKHORN ETF TRUST

03/31/2016

TABLE OF CONTENTS
Letter to Shareholders	1
Market Overview	2
Management’s Discussion of Fund Performance	3
Shareholder Expense Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	16
Trustees and Officers	17
Board of Considerations Regarding Approval of Investment Management Agreement	18
Supplemental Information	19

LETTER TO SHAREHOLDERS (UNAUDITED)
DEAR SHAREHOLDERS,
Thank you for your investment in the Elkhorn S&P 500 Capital Expenditures Portfolio (NASDAQ: CAPX). Elkhorn is pleased to provide you with the annual report which contains detailed information about your investment for the past 12 months ended March 31, 2016, including a market overview and a performance analysis for the period.
We are proud to be recognized as innovators in the industry and are honored to have CAPX receive the 2015 William F. Sharpe Achievement Award for ETF Innovation of The Year.
Capital expenditures are a way for companies to reinvest for growth by putting excess cash back to work in the business. They are the largest use of capital by companies (larger than dividends and buybacks) and an important component of a company’s future growth potential.
We believe in the value of capex efficiency and believe investors with a long term horizon should look to the factor as a proxy for long term growth for a given stock. While dividends and buybacks may provide short term returns, capital expenditures are arguably the best way a firm can use its excess cash with the goal of growing the value of the company.
The selection methodology behind the S&P 500 Capital Expenditures portfolio is unique in that it identifies capex efficient companies yet it does not reference the price of the security at all. Capex efficiency identifies companies that are best managing today’s resources for future growth.
We find that CAPX offers unique exposure to securities that other S&P 500 related strategies do not. As a result of its low overlap to related strategies, it can diversify a portfolio from a factor standpoint.
At Elkhorn, we aim to be a leading independent investment solutions firm pioneering innovative research-based financial products in a wide range of investment structures. Elkhorn will continue to be a leader in the innovation of ETFs and other investment products and look forward to bringing out more products in 2016 and beyond.
On behalf of Elkhorn and our partners, we thank you for confidence in Elkhorn and our funds and look forward to serving you in the future.
Sincerely,
Benjamin T. Fulton
Chief Executive Officer

MARKET OVERVIEW (UNAUDITED)
The past 12 months have kept investors on the edge of their seats. The multi-year bull market run has slowed down, the VIX (”Chicago Board Options Exchange SPX Volatility Index”) hit its highest level since November 2011, and interest rates have remained at historically low levels. Uncertainty surrounds the energy sector, as oil and natural gas industries have been suffering due to lower prices and a flooding of supply.
Stocks remained steady through the first few months of the period but turbulence hit in mid-August over concerns that China’s economic woes might send shockwaves through the global economy. Stocks would never recover to reach their early spring highs during 2015. The turn of the calendar proved that the roller coaster ride was not over, as the S&P 500 declined over 10% between January and mid-February.
Despite two drawdowns during the period ended March 31, 2016 of over 10%, the S&P 500 finished up 2.17%. However, the resilience of the market was not quite as high across the board, as the S&P MidCap 400 Index returned -3.27% and the S&P Smallcap Index returned -3.05%. In what was an up and down year, we find the discrepancy in returns between market capitalizations quite interesting with larger companies enjoying more success, as the S&P 100 was up 4.00%.
While it’s no secret that the energy sector experienced unfortunate returns through the period (S&P Energy Select Index returned -17.76%), other sectors performed quite well. The Utilities and Consumer Staples sectors showed strength in defensive equities, as the S&P Utilities Select Sector Index and S&P Consumer Staples Select Sector Index returned 15.9% and 11.6% respectively.
International equities also struggled through the period, as the MSCI All World Ex US Index was down -8.07% while the MSCI Emerging Markets Index struggled even more so, finishing down 12.47%.
Yes, the market conditions and returns of the past 12 months have some investors biting their nails. But, the U.S. economy has shown signs of strength and there are areas of the equity markets that are attractive. We encourage investors to proceed, as always, with caution and awareness through the remainder of 2016 and beyond.

Graham Day, CFA	Derek R. Babb	Jeff Wynsma
SVP – Head of Product and Research	Portfolio Manager	Senior Portfolio Manager

MANAGEMENT ’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Top Ten Holdings

Company	Ticker	Weight
Newmont Mining Corp	NEM	1.39%
Nucor Corp	NUE	1.22%
Range Resources Corp	RRC	1.18%
Scripps Networks Interactive	SNI	1.15%
Realty Income Corp	O	1.15%
Corning Inc	GLW	1.15%
Tyco International Plc	TYC	1.14%
Affiliated Managers Grp	AMG	1.14%
PACCAR Inc	PCAR	1.14%
Caterpillar Inc	CAT	1.14%

*	Expressed as a percentage of net assets as of 3/31/2016.

Sector Analysis

Sector	Weight
Information Technology	23.39%
Financials	21.72%
Consumer Discretionary	13.57%
Industrials	12.66%
Health Care	9.68%
Energy	6.22%
Materials	4.74%
Utilities	4.23%
Consumer Staples	3.79%

*	Expressed as a percentage of total investments (excluding money market fund) as of 3/31/2016.

Performance

Performance	Since Inception*
Fund NAV	-6.40%
Fund Share Price	-5.22%
S&P 500 Index	-0.28%

*	commenced operations on 05/22/2015

The Elkhorn S&P 500 Capital Expenditures Portfolio invests in companies that are efficient in their reinvestment/capex spending. Companies that simply increase their capital expenditures may not be a good investment; CAPX seeks to invest in companies that, on average, see higher sales growth as a result of firm reinvestment.
Research conducted by S&P has shown that differences in performance between a capex efficiency strategy and the broader market has occurred at the single stock level. Following underperformance in 2015, which was largely attributable to a combination of size (overweight smaller market cap relative to the S&P 500) and individual stock weighting, the strategy’s stock selection has become a positive trend in the early stages of 2016. We continue to keep an eye on interest rates, as historically, companies that are efficient with the capital expenditures have had strong absolute and relative performance in rising rate environments, yet poor relative performance in falling rate environments.
Performance data quoted represents past performance, which is not a guarantee of future results. Investment returns and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than performance data quoted. For the most current month-end performance data please visit www.elkhorn.com or call (630) 355-4676.
The net asset value or ‘‘NAV’’ is calculated by dividing the net assets by the number of shares outstanding. The price used to calculate the market price returns is determined by using the midpoint bid/ask of the closing price listed on the NASDAQ and does not represent returns an investor would receive if shares were traded at other times.
The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares. Market returns do not reflect brokerage commissions that may be payable on secondary market transactions.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities therefore does not incur expenses incurred by the Fund. The index returns do not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these fees and expenses. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (S&P). One cannot invest directly in an index. Returns for less than one year are not annualized.

SHAREHOLDER EXPENSE EXAMPLE

MARCH 31, 2016 (UNAUDITED)
As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 through March 31, 2016).
ACTUAL EXPENSES
The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	Paid
	Value	Value	Ratio for	During
	10/1/2015	3/31/2016	the Period	Period(1)
Elkhorn S&P 500 Capital Expenditures Portfolio
Actual	$1,000.00	$1,062.40	0.29%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.29%	$1.47

[1]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
SCHEDULE OF INVESTMENTS

March 31, 2016

Investments	Shares	Value
COMMON STOCK—99.7%
Aerospace & Defense—0.9%
Textron, Inc	298	$10,865

Air Freight & Logistics—2.2%
C.H. Robinson Worldwide, Inc	185	13,733
Expeditors International of
Washington, Inc	273	13,325
Total Air Freight & Logistics		27,058

Banks—4.6%
Fifth Third Bancorp	634	10,582
Huntington Bancshares, Inc	1,160	11,066
KeyCorp	978	10,797
M&T Bank Corp	106	11,766
People's United Financial, Inc	780	12,425
Total Banks		56,636

Beverages—0.9%
Monster Beverage Corp.*	81	10,804

Biotechnology—1.8%
Biogen, Inc.*	42	10,933
Gilead Sciences, Inc	121	11,115
Total Biotechnology		22,048

Capital Markets—3.9%
Affiliated Managers Group, Inc.*	87	14,129
Ameriprise Financial, Inc	123	11,563
BlackRock, Inc	38	12,942
Morgan Stanley	411	10,279
Total Capital Markets		48,913

Chemicals—2.1%
Mosaic Co. (The)	468	12,636
Praxair, Inc	119	13,620
Total Chemicals		26,256

Commercial Services & Supplies—2.2%
Tyco International PLC	385	14,133
Waste Management, Inc	223	13,157
Total Commercial Services
& Supplies		27,290

Communications Equipment—1.8%
Harris Corp	136	10,589
Juniper Networks, Inc	453	11,556
Total Communications Equipment		22,145

Construction & Engineering—1.1%
Jacobs Engineering Group, Inc.*	301	13,109

Consumer Finance—2.0%
Capital One Financial Corp	182	12,615
Discover Financial Services	233	11,864
Total Consumer Finance		24,479

Investments	Shares	Value
Diversified Financial Services—1.9%
Intercontinental Exchange, Inc	47	$11,052
McGraw-Hill Financial, Inc	132	13,065
Total Diversified Financial Services		24,117
Electric Utilities—2.2%
Entergy Corp	173	13,715
NextEra Energy, Inc	111	13,136
Total Electric Utilities		26,851
Electronic Equipment, Instruments
& Components—1.1%
Corning, Inc	680	14,205
Energy Equipment & Services—3.1%
Baker Hughes, Inc	280	12,272
Cameron International Corp.*	195	13,075
Schlumberger Ltd	179	13,201
Total Energy Equipment & Services		38,548
Food & Staples Retailing—1.0%
Walgreens Boots Alliance, Inc	144	12,131
Food Products—1.0%
Archer-Daniels-Midland Co	339	12,309
Gas Utilities—1.0%
AGL Resources, Inc	185	12,051
Health Care Equipment & Supplies—3.0%
Becton Dickinson and Co	82	12,449
Edwards Lifesciences Corp.*	153	13,496
St. Jude Medical, Inc	201	11,055
Total Health Care Equipment
& Supplies		37,000
Health Care Providers & Services—1.8%
Aetna, Inc	109	12,246
AmerisourceBergen Corp	119	10,300
Total Health Care Providers
& Services		22,546
Hotels, Restaurants & Leisure—2.1%
Darden Restaurants, Inc	188	12,464
Marriott International, Inc., Class A	186	13,240
Total Hotels, Restaurants & Leisure		25,704
Household Durables—1.0%
D.R. Horton, Inc	427	12,908
Household Products—0.9%
Clorox Co. (The)	92	11,598
Independent Power and Renewable
Electricity Producers —1.1%
NRG Energy, Inc	1,028	13,374
Industrial Conglomerates—1.0%
Roper Technologies, Inc	66	12,063

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
March 31, 2016

Investments	Shares	Value
Insurance—1.1%
Progressive Corp. (The)	388	$13,634

Internet Software & Services—2.2%
Facebook, Inc., Class A*	120	13,692
VeriSign, Inc.*	149	13,192
Total Internet Software & Services		26,884

IT Services—4.2%
Cognizant Technology Solutions Corp.,
Class A*	209	13,104
PayPal Holdings, Inc.*	357	13,780
Visa, Inc., Class A	160	12,237
Western Union Co. (The)	690	13,310
Total IT Services		52,431

Life Sciences Tools & Services—0.9%
PerkinElmer, Inc	236	11,673

Machinery—4.3%
Caterpillar, Inc	184	14,083
Dover Corp	202	12,995
PACCAR, Inc	258	14,110
Stanley Black & Decker, Inc	121	12,730
Total Machinery		53,918

Media—4.1%
Interpublic Group of Cos., Inc. (The)	529	12,141
Scripps Networks Interactive, Inc.,
Class A	218	14,279
Time Warner, Inc	164	11,898
Twenty-First Century Fox, Inc., Class A	450	12,546
Total Media		50,864

Metals & Mining—2.6%
Newmont Mining Corp	648	17,224
Nucor Corp	320	15,136
Total Metals & Mining		32,360

Multiline Retail—2.2%
Dollar General Corp	163	13,953
Target Corp	163	13,411
Total Multiline Retail		27,364

Oil, Gas & Consumable Fuels—3.1%
Chesapeake Energy Corp	2,626	10,819
EOG Resources, Inc	178	12,919
Range Resources Corp	453	14,668
Total Oil, Gas & Consumable Fuels		38,406

Pharmaceuticals—4.0%
Allergan PLC*	39	10,453
Endo International PLC*	217	6,109
Mallinckrodt PLC*	179	10,969
Merck & Co., Inc	228	12,064
Perrigo Co. PLC	83	10,618
Total Pharmaceuticals		50,213

Investments	Shares	Value
Professional Services—1.0%
Dun & Bradstreet Corp. (The)	123	$12,679

Real Estate Investment Trusts—8.1%
AvalonBay Communities, Inc	65	12,363
Equinix, Inc	38	12,567
Essex Property Trust, Inc	50	11,693
Host Hotels & Resorts, Inc	804	13,427
Macerich Co. (The)	148	11,728
Public Storage	47	12,964
Realty Income Corp. REIT	228	14,252
Welltower, Inc	171	11,857
Total Real Estate Investment Trusts		100,851
Semiconductors & Semiconductor—5.3%
First Solar, Inc.*	178	12,188
KLA-Tencor Corp	179	13,033
NVIDIA Corp	394	14,038
Texas Instruments, Inc	232	13,321
Xilinx, Inc	272	12,901
Total Semiconductors &
Semiconductor		65,481
Software—4.9%
Adobe Systems, Inc.*	133	12,476
CA, Inc	443	13,640
Electronic Arts, Inc.*	185	12,230
Red Hat, Inc.*	147	10,953
salesforce.com, Inc.*	159	11,739
Total Software		61,038
Specialty Retail—3.1%
Advance Auto Parts, Inc	80	12,827
Lowe's Cos., Inc	165	12,499
Tractor Supply Co	142	12,845
Total Specialty Retail		38,171
Technology Hardware, Storage &
Peripherals—2.9%
NetApp, Inc	507	13,836
SanDisk Corp	157	11,944
Western Digital Corp	211	9,968
Total Technology Hardware,
Storage & Peripherals		35,748
Total Common Stock
(Cost $1,314,637)		1,236,723

MONEY MARKET FUND—0.2%
BlackRock Liquidity TempFund Portfolio, 0.40% (a)
(Cost $1,912)	1,912	1,912

Total Investments—99.9%
(Cost $1,316,549)		1,238,635

Other Assets in Excess of Liabilities—0.1%		840

Net Assets—100.0%		$1,239,475

REIT -	Real Estate Investment Trust
*	Non-income producing security
(a)	Rate shown represents annualized 7-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED

March 31, 2016
The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stock	$ 1,236,723	$ —	$ —	$ 1,236,723
Money Market Fund	1,912	$ —	$ —	1,912
Total Investments in Securities	$ 1,238,635	$ —	$ —	$ 1,238,635

For the year ended March 31, 2016, there were no transfers between levels. As of March 31, 2016 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016

ASSETS:
Investments, at value (cost: $1,316,549)	$1,238,635
Receivables:
Dividends	1,140
Total Assets	1,239,775

LIABILITIES:
Payables:
Advisory fees	300
Total Liabilities	300
NET ASSETS	$1,239,475

NET ASSETS CONSIST OF:
Paid-in capital	$1,389,895
Undistributed net investment income	197
Accumulated net realized loss on investments	(72,703)
Net unrealized depreciation on investments	(77,914)
NET ASSETS	$1,239,475
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	54,000
Net asset value, per share	$22.95

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
STATEMENT OF OPERATIONS
For the period May 22, 2015[1] to March 31, 2016

INVESTMENT INCOME:
Dividend income	$33,255

EXPENSES:
Advisory fees	4,679
Net Investment Income	28,576

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(75,211)
Net realized loss on in-kind redemptions	(57,155)
Total net realized loss	(132,366)
Net change in unrealized depreciation on investments	(77,914)
Net realized and unrealized loss on investments	(210,280)
Net Decrease in Net Assets Resulting From Operations	$(181,704)
[1] Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 C APITAL EXPENDITURES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the period May 22, 2015[1] to March 31, 2016

OPERATIONS:
Net investment income	$28,576
Net realized loss on investments and in-kind redemptions	(132,366)
Net change in unrealized depreciation on investments	(77,914)
Net decrease in net assets resulting from operations	(181,704)

Distributions paid to shareholders from:
Net investment income	(25,828)
Return of capital	(2,061)
Total distributions to shareholders	(27,889)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,495,866
Cost of shares redeemed	(1,146,798)
Net increase in net assets resulting from shareholder transactions	1,349,068
Increase in net assets	1,139,475

NET ASSETS:
Beginning of period	100,000
End of period	$1,239,475
Undistributed net investment income included in net assets at end of period	$197

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,000
Shares sold	100,000
Shares redeemed	(50,000)
Shares outstanding, end of period	54,000

[1]	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
FINANCIAL HIGHLIGHTS
For the period May 22, 2015[1] to March 31, 2016

For a share outstanding throughout the period presented.
Per Share Operating Performance:
Net asset value, beginning of period	$25.00

Income from Investment Operations:
Net investment income[2]	0.35
Net realized and unrealized loss on investments	(2.00)
Total loss from investment operations	(1.65)

Less distributions from:
Net investment income	(0.37)
Return of capital	(0.03)
Total distributions	(0.40)
Net asset value, end of period	$22.95
Market Value, end of period	$22.97
Total Return at Net Asset Value	(6.40)%[3]
Total Return at Market Value	(5.22)%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's omitted):	$1,239
Ratios to average net assets
Expenses	0.29%[4]
Net investment income	1.77%[4]
Portfolio turnover rate[5]	51%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Not annualized for periods less than one year.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2016
1. ORGANIZATION
The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares in two series. The Elkhorn S&P 500 Capital Expenditures Portfolio (the “Fund”), a non-diversified series is presented herein. The Fund commenced operations and established initial creation units on May 22, 2015. Elkhorn Investments, LLC (the “Adviser”) seeded the Fund on April 23, 2015 in order to provide initial capital required by Securities and Exchange Commission rules prior to the commencement of operations. The Fund began trading in the secondary market on May 27, 2015.
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® Capex Efficiency Index (the “Index”).
2. SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates: These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codification Topic 946, ‘‘Financial Services—Investment Companies’’ issued by the U.S. Financial Accounting Standards Board.
The following is a summary of significant accounting policies followed by the Fund in its preparation of its financial statements.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
3. SECURITIES VALUATION
Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).
Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
If a market quotation is not readily available or is deemed not to reflect market value, the Adviser will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees (the “Board”) or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016, CONTINUED
FAIR VALUATION MEASUREMENT:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2016, is disclosed at the end of the Fund’s Schedule of Investments.
4. ADVISORY AND OTHER AGREEMENTS
Advisory and Other Fees: The Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.29% in return for providing investment management and supervisory services.
Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of the Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.
Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Distribution and Service Fees: ALPS Distributors, Inc. (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fee is currently paid by the Fund under the plan, and the Fund will not pay 12b-1 fees any time before March 31, 2017.
5. CREATION AND REDEMPTION TRANSACTIONS
There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.
The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016, CONTINUED

6. INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended March 31, 2016 were $1,086,628 and $992,520, respectively.
For the period ended March 31, 2016, the cost of in-kind purchases and the proceeds from in-kind redemptions were $2,495,866 and $1,142,850, respectively.
7. FEDERAL INCOME TAX MATTERS
The Fund intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$ 1,323,166	$ 74,767	$ (159,298)	$ (84,531)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and Real Estate Investment Trusts and non-taxable distributions from various investments.

At March 31, 2016, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Accumulated
Undistributed	Capital	Net Unrealized	Total
Net Investment	and Other	Appreciation/	Earnings/
Income/(Loss)	Gains/Losses	(Depreciation)	(Loss)
$ 197	$ (30,199)	$ (120,418)	$ (150,420)

At March 31, 2016, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets were as follows:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income/(Loss)	Gains/Losses	Capital
$ (490)	$ 59,663	$ (59,173)

The tax character of distributions paid from ordinary income during the period ended March 31, 2016, were as follows:

Ordinary Income	25,828
Return of Capital	2,061
Total	27,889

As of March 31, 2016, the Fund had a short-term post-effective capital loss carryforward with no expiration, available to offset future capital gains in the amount of $30,199.
Certain capital and qualified late year losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the fund’s following taxable year. The fund elected to treat short-term Post October capital losses of $35,690 as having been incurred in the following fiscal year.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016, CONTINUED

8. INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.
9. PRINCIPAL RISKS
In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.
Index Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.
Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.
The Fund’s prospectus contains additional information regarding risks associated with investments in the Fund.
10. SUBSEQUENT EVENT
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

The Elkhorn ETF Trust
We have audited the accompanying statement of assets and liabilities of the Elkhorn S&P 500 Capital Expenditures Portfolio (the “Fund”) (one of the funds constituting the Elkhorn ETF Trust), including the schedule of investments, as of March 31, 2016, and the related statements of operations and changes in net assets, and financial highlights for the period from May 22, 2015 (commencement of operations) through March 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Elkhorn S&P 500 Capital Expenditures Portfolio as of March 31, 2016, and the results of its operations, the changes in its net assets, and its financial highlights for the period from May 22, 2015 (commencement of operations) through March 31, 2016, in conformity with accounting principles generally accepted in the United States of America.
/s/ GRANT THORNTON LLP
Chicago, Illinois
May 27, 2016

TRUSTEES AND OFFICERS (UNAUDITED)

Number of
			Principal	Funds in	Other
			Occupation	Fund Complex	Directorships
Name, Address,	Position(s) Held	Length of	During Past	Overseen	Held by Trustee
Year of Birth	with Trust	Time Served	5 Years	by Trustee	During Past 5 Years

Independent Trustees
Bruce Howard	Trustee	Since 2015	Advisory Board Member,	2
YOB: 1952			Performance Trust Capital
Partners LLC, 2009-present;
Director/Tax Consultant,
Tyndale House Publishers Inc.,
1980-present; Professor of Business
& Economics, Wheaton College,
1980-present
Gregory D. Bunch	Trustee	Since 2015	Adjunct Professor of	2
YOB: 1958			Entrepreneurship, University of
Chicago, 2009-present; President,
Masterplan International Corporation,
1998-present; Co-Founder, Oration,
2012-2013
Jeffrey P. Helton	Trustee	Since 2015	Pastor, The People’s Church,	2
YOB: 1959			2012-present; Executive/Life Coach,
WellSpring Coaching, 2010-present

Interested Trustee*
Benjamin T. Fulton	Trustee and	Trustee and	Chief Executive Officer and	2
YOB: 1961	President of the Trust	President	President, Elkhorn Investments,
		since 2015	LLC, 2013-present; Managing
Director, Invesco PowerShares
Capital Management LLC, 2005-2013
* Mr. Fulton is an ‘‘interested person,’’ as defined by the Investment Company Act of 1940, as amended, because of his employment within Elkhorn.

Name, Address,	Position(s) Held	Length of	Principal Occupation
Year of Birth	with Trust	Time Served	During Past 5 Years
Officers
Graham Day	Vice President and	Since 2015	SVP- Head of Product & Research, Elkhorn
YOB: 1986	Assistant Secretary		Investments, LLC, 2014-present; Senior
Strategist (2013-2014), Product Manager
(2011-2013), Research Analyst (2009-2011),
Invesco PowerShares Capital Management LLC
Philip L. Ziesemer	Principal Financial	Since 2015	Chief Financial Officer, Elkhorn Investments, LLC,
YOB: 1963	Officer and Secretary		2013-present; Chief Financial Officer, Renegade
Holdings, 2009-2013
Melanie H. Zimdars	Chief Compliance	Since 2015	Vice President and Deputy Chief Compliance
YOB: 1976	Officer		Officer, ALPS Fund Services, 2009-present

The Fund’s SAI provides additional information about the Fund’s Directors and is available, without charge by calling 630-355-4676 or visiting www.elkhorn.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (UNAUDITED)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
FOR ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
At a meeting held on April 7, 2015, the Board of Trustees of Elkhorn ETF Trust (the “Trust”), including the Independent Board Members, approved the Investment Management Agreement (the “Agreement”) between Elkhorn Investments, LLC (the “Adviser”) and the Trust for Elkhorn S&P 500 Capital Expenditures Portfolio (the “Fund”).
The Adviser provided information describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized by the Adviser as the Fund grows, (iv) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Trustees, including the Independent Board Members, determined to approve the Agreement for the Fund. No single factor was determinative in the Board’s analysis.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser for the Fund and the personnel and resources of the Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund. The Trustees also considered that the Adviser secured a license with respect to the index that the Fund sought to track, the S&P 500® Capex Efficiency Index, and considered the performance history of the index. The Trustees considered the Adviser’s statements regarding its financial condition, that it was significantly stable and could support its performance of the services under the Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.
Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.29%, as compared to information provided by the Adviser on other similar products, including existing non-leveraged exchange-traded funds (“ETFs”) tracking the S&P 500 or a subset thereof. The Trustees also considered that the Adviser did not manage any similar accounts, although the Adviser did sponsor a similar unit investment trust that had a fee of 3.95%. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b 1 Plan, if any, and extraordinary expenses. The Trustees also noted that the Fund’s proposed unitary advisory fee was lower than the average and median net expense ratios of an ETF peer group compiled by the Adviser. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.
In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Adviser’s statement that it will likely lose money in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.
Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.
The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft-dollar arrangements.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

SUPPLEMENTAL INFORMATION (UNAUDITED)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 630-355-4676 or visiting www.elkhorn.com.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q. Form N-Q for the Trust is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q are available without charge, upon request, by calling 1-844-355-3837 or by writing to Elkhorn ETF Trust, 207 Reber Street, Suite 201, Wheaton, Illinois 60187.
PROXY VOTING INFORMATION
A description of the Fund’s proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 312-219-6285. This information is also available on the SEC’s website at www.sec.gov.
DELIVER OF SHAREHOLDER DOCUMENTS - HOUSEHOLDING
To reduce expenses, we may only mail one copy of the Fund’s shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 630-384-8700. If you are not a direct shareholder, please contact your financial institution to opt out of householding. We will begin sending you individual copies thirty days after receiving your request.
TAX INFORMATION
Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The percentages of ordinary income distribution designated as qualifying for the corporate Dividend Received Deduction and the individual Qualified Dividend Income are 85.56% and 90.36%, respectively.
FREQUENCY DISTRIBUTION OF PREMIUM AND DISCOUNT
The table below presents information about the differences between the daily market trading prices for shares of the Fund and the Fund’s net asset value (“NAV”). The Fund’s market price is based on the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the close of trading. Shares of the Fund will trade at market prices rather than NAV. The shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares. Premiums or discounts are the differences (expressed as a percentage) between the NAV and market price of the Fund.
The following information in the table shows the frequency distributions of premium and discount for the Fund for the period from inception date of the Fund through March 31, 2016.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Elkhorn S&P 500 Capital Expenditures Portfolio May 27, 2015* – March 31, 2016

	Market Price
Basis Point	Above or Equal	Market Price
Differential	to NAV	Below NAV
	Number of Days	Number of Days
0-24.99	95	93
25-49.9	8	14
50-99.9	2	0
100-149.9	1	0
150-199.9	0	0
>200	0	0

*	Commencement of trading on the secondary market.

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INVESTMENT ADVISOR
Elkhorn Investments, LLC
207 Reber Street, Suite 201
Wheaton, IL 60187

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton, LLP
171 North Clark Street
Chicago, Illinois 60601

LEGAL COUNSEL
Chapman and Cutler LLP
111 West Monroe Street,
Chicago, Illinois 60603

Item 2. Code of Ethics.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s board of trustees has determined that Bruce Howard is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are n/a for 2015 and $19,950 for 2016.

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are n/a for 2015 and $2,500 for 2016.

Tax Fees
(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are n/a for 2015 and $3,500 for 2016.

All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are n/a for 2015 and $0 for 2016.
(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
The Trust’s Audit Committee shall pre-approve all audit and permitted non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the funds. The policies and procedures require that any non-audit service provided by a fund audit firm to an Elkhorn fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of an Elkhorn fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

 All Covered Services shall be approved in advance of provision of the service either: (i) by the Audit Committee, or (ii) by the Chair of the Audit Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) 100%
(c) N/A
(d) N/A
(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 for 2016.
(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.
(a)
The registrant has a separately designated audit committee consisting of all the independent directors of the registrant.  The members of the audit committee are: Bruce Howard, Greg Bunch, and Jeff Helton.

(b)	Not Applicable.

Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)
Not applicable.
(c)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           Elkhorn ETF Trust

By (Signature and Title)*                   /s/ Benjamin T. Fulton
 Benjamin T. Fulton, President and Chief Executive Officer
                (principal executive officer)

Date                6/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Benjamin T. Fulton
 Benjamin T. Fulton, President and Chief Executive Officer
                (principal executive officer)

Date                6/3/16

By (Signature and Title)*                   /s/ Philip L. Ziesemer
 Philip L. Ziesemer, Chief Financial Officer
                (principal financial officer)

Date                6/3/16

* Print the name and title of each signing officer under his or her signature.